Deferred Revenue (Details) - Schedule of deferred revenue - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of deferred revenue [Abstract]
Advance from member services	$ 63,314	$ 231,182
Advance from enterprise services	116,093	19,127
Total	$ 179,407	$ 250,309